Borrowings (Details 2) - Term loans [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Borrowings [Line Items]
Loan from Banks and others	₨ 26,956	₨ 25,992
Loan From NBFC [Member] | Security 4 [Member]
Disclosure Of Borrowings [Line Items]
Loan from NBFC	₨ 5,752	4,062
Security	primarily secured by way of a pari-passu charge on the project Receivables and charge on movable fixed assets disbursed for the Specific DC Project and second charge on unencumbered current assets of the Group, repayable over a period of 22 to 56 months on equated monthly / quarterly instalments.
Loan From NBFC [Member] | Security 6 [Member]
Disclosure Of Borrowings [Line Items]
Loan from NBFC	₨ 1,247	1,627
Security	Unsecured
Loans from banks [Member] | Security 1 [Member]
Disclosure Of Borrowings [Line Items]
Loans from banks	₨ 13,860	14,952
Security	primarily secured by way of a pari-passu charge on the project Receivables and charge on movable fixed assets disbursed for the Specific DC Project and second charge on unencumbered current assets of the Group
Loans from banks [Member] | Security 2 [Member]
Disclosure Of Borrowings [Line Items]
Loans from banks	₨ 3,597	2,851
Security	primarily secured by exclusive charge on movable fixed assets funded out of the Term Loan
Loans from banks [Member] | Security 3 [Member]
Disclosure Of Borrowings [Line Items]
Loans from banks	₨ 900	1,200
Security	primarily secured by exclusive charge on identifiable movable fixed assets with Second pari-passu charge on entire current assets of the Borrower.
Non-Convertible Debentures [Member] | Security 5 [Member]
Disclosure Of Borrowings [Line Items]
Non-Convertible Debentures	₨ 2,500	₨ 2,500
Security	primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets. The Loan is repayable in ten equal installments starting from FY 2030-2031 till FY 2039-2040.